SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
SIGNIFICANT CUSTOMERS	NOTE 4– SIGNIFICANT CUSTOMERS The majority of our customers are either the Government or contractors to the Government and represent -0-% and -0-% of our revenue for 2016 and 2015, respectively.